FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT (Tables)	3 Months Ended	12 Months Ended
	Jan. 31, 2022	Oct. 31, 2021
Fair Value Disclosures [Abstract]
SCHEDULE OF CLASSIFICATION OF ITS FINANCIAL INSTRUMENTS

The Company’s classification of its financial instruments is as follows:

Financial Instruments	Measurement Method	Associated Risk	Fair Value at January 31, 2022 ($)
Cash	FVTPL	Credit and currency	772,522
Amounts receivable	Amortized cost	Credit and currency	235,821
Deposits held by related parties	Amortized cost	Credit and currency	565,741
Accounts payable and accrued liabilities	Amortized cost	Currency	2,552,509
Due to related parties	Amortized cost	Currency	1,092,786
Convertible debenture	Amortized cost and FVTPL	Currency	221,599
Derivative liability – warrants	FVTPL	Currency	8,288,387

The Company’s classification of its financial instruments is as follows:

Financial Instruments	Measurement Method	Associated Risk	Fair Value at October 31, 2021 ($)
Cash	FVTPL	Credit and currency	462,360
Amounts receivable	Amortized cost	Credit and currency	151,485
Deposits held by related parties	Amortized cost	Credit and currency	486,462
Accounts payable and accrued liabilities	Amortized cost	Currency	1,989,316
Due to related parties	Amortized cost	Currency	1,026,817
Convertible debenture	Amortized cost	Currency	107
Convertible debenture - derivative liability	FVTPL	Currency	7,449,700

SCHEDULE OF FOREIGN CURRENCY RISK
January 31, 2022
CA$
Cash	498,538
Amounts receivable	299,940
Accounts payable and accrued liabilities	(2,210,900)
Due to related parties	(729,621)
Convertible debenture	(100,000)
Total	(2,242,043)

October 31, 2021
$
Cash	186,627
Deposits held by related parties	486,462
Accounts payable and accrued liabilities	(773,011)
Due to related parties	(467,500)
Convertible debenture	(1,500,000)
Total	(2,067,422)